UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

Scudder Pathway Series

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of November 30, 2005 (Unaudited)

Scudder Pathway Growth Portfolio

	Shares	Value ($)

Equity Funds 77.2%
Scudder Blue Chip Fund "Institutional"	1,535,094	31,515,471
Scudder Capital Growth Fund "Institutional"	2,423	114,540
Scudder Commodity Securities Fund "Institutional"	253,703	2,882,068
Scudder Emerging Markets Fund "S"	147,630	3,256,718
Scudder Equity 500 Index Fund "Institutional"	537,610	76,313,710
Scudder Flag Investors Equity Partners Fund "Institutional"	49,761	1,439,097
Scudder Global Fund "S"	346	10,848
Scudder Greater Europe Fund "Institutional"	252,876	7,315,693
Scudder Growth and Income Fund "Institutional"	1,019,122	23,541,727
Scudder International Equity Fund "Institutional"	257,603	3,245,794
Scudder International Fund "Institutional"	60,271	2,936,418
Scudder International Select Equity Fund "Premier"	811,513	9,024,028
Scudder Japanese Equity Fund "S"	177,024	2,922,660
Scudder Large Cap Value Fund "Institutional"	784,574	17,966,734
Scudder Large Company Growth Fund "Institutional"	688,715	17,672,428
Scudder Micro Cap Fund "Institutional"	19,848	468,012
Scudder RREEF Real Estate Securities Fund "Institutional"	149,332	3,303,216
Scudder Small Cap Growth Fund "Institutional"	74,475	1,922,956
Scudder Small Company Stock Fund "S"	591,562	15,510,768
Scudder Small Company Value Fund "S"	169,684	4,725,696
Scudder-Dreman High Return Equity Fund "I"	31,539	1,398,740
Scudder-Dreman Small Cap Value Fund "I"	36,403	1,348,376

Total Equity Funds (Cost $194,418,175)		228,835,698
Fixed Income - Bond Funds 10.9%
Scudder Emerging Markets Income Fund "S"	1,517	17,425
Scudder Fixed Income Fund "Institutional"	2,680,257	28,732,357
Scudder GNMA Fund "S"	1,006	14,817
Scudder High Income Plus Fund "Premier"	455,269	3,450,938
Scudder Income Fund "Institutional"	1,689	21,353

Total Fixed Income – Bond Funds (Cost $32,817,332)		32,236,890
Fixed Income - Money Market Funds 12.0%
Scudder Cash Investment Trust "S"	3,139,452	3,139,452
Scudder Money Market Series "Institutional"	32,433,927	32,433,927

Total Fixed Income - Money Market Funds (Cost $35,573,379)		35,573,379

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 262,808,886)	100.1	296,645,967
Other Assets and Liabilities, Net	(0.1)	(329,764)

Net Assets	100.0	296,316,203

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Pathway Growth Portfolio, a series of Scudder Pathway Series

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Pathway Growth Portfolio, a series of Scudder Pathway Series

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2006